UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2023 to March 31, 2023

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

May 15, 2023

C-III Commercial Mortgage LLC

(Exact name of securitizer as specified in its charter)

025-00611	0001541214
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lawrence S. Block (212) 705-5090

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

C-III Commercial Mortgage LLC (“C3CM”) is providing the disclosures required pursuant to SEC Rule 15Ga-1 (17 CFR 240.15Ga-1) pursuant to the requirements of SEC Rule 15Ga-1(c)(2). Included with this filing are the following Exhibits:

Exhibit A: Table reflecting the commercial mortgage loans contributed by C3CM to the referenced securitization and any commercial mortgage loan contributed by C3CM that is the subject of a demand to repurchase or replace reflected in this report.

Exhibit B: Explanatory Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Lawrence S. Block
Name: Lawrence S. Block
Title: Vice President

Date: May 15, 2023

Exhibit A

C-III Commercial Mortgage LLC - SEC Form ABS-15G 1Q2023

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgage
Wells Fargo Commercial Mortgage Trust 2018-C45, Commercial Mortgage Pass-Through Certificates Series 2018-C45 (CIK #: 0001741690)	X	C-III Commercial Mortgage LLC(1) (CIK #: 0001541214)	17	$100,732,798	15.29%	0	0	0	0	0	0	0	0	0	1	$6,773,069	1.10%	0	0	0	0	0	0

Total			17	$100,732,798	15.29%	0	0	0	0	0	0	0	0	0	1	$6,773,069	1.10%	0	0	0	0	0	0

(1)

Two of the mortgage loans sold by C-III Commercial Mortgage LLC (“C3CM”) to the Issuing Entity, representing approximately 2.4% of the aggregate principal balance of the pool of mortgage loans included in the Issuing Entity, were originated by C-III Mortgage Funding LLC, an affiliate of C3CM.

Exhibit B

C-III Commercial Mortgage LLC – Explanatory Notes

1.

In connection with the preparation of this report for the quarterly reporting period January 1, 2023 through March 31, 2023 (the “Reporting Period”), C-III Commercial Mortgage LLC (“C3CM”) has gathered the information required by this Form ABS-15G and SEC Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which C3CM is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in C3CM’s records regarding demands for the repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (each, a “Demand”) that are required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Demand obligations of C3CM (“Demand Entities”), and (iv) requesting all Reportable Information from the trustee of the Issuing Entity and other Demand Entities that is within their respective possession and which has not been previously provided to C3CM.

Unless otherwise indicated, the Demand activity reported herein (including dollar amounts ($) and percentages (%)) is described in terms of a particular loan’s status as of the last day of the Reporting Period.

2.

The number of assets, dollar amount ($) and percentage (%) reflected in columns (d), (e) and (f), respectively, reflect only the commercial mortgage loans contributed by C3CM to the securitization (and do not reflect any assets contributed to the securitization (the “Issuing Entity”) by any other originator), as set forth in the prospectus dated June 28, 2018 relating to the Issuing Entity. Such information has not been revised to reflect the pay-off or pay-down of any mortgage loans contributed to the Issuing Entity.

The number of assets, dollar amount ($) and percentage (%) reflected in columns (p), (q) and (r), respectively, reflect only the commercial loan subject to a Demand that was contributed by C3CM to the Issuing Entity, and the percentage (%) reflected in column (r) is the percentage of all assets contributed to the Issuing Entity by all of the originators and is based on an aggregate principal balance for all such assets of $618,050,618.67, as reported by the Issuing Entity on Form 10-D for the monthly distribution period from March 18, 2023 to April 17, 2023 (and do not reflect any assets contributed by any other originator to the Issuing Entity that may be the subject of a Demand).

3.

“Originator” generally refers to the party identified in the securities offering materials at the time of issuance for purposes of satisfying applicable SEC disclosure requirements (columns (c), (d), (e) and (f)). For purposes of this report, “Originator” means C3CM.

4.

“Assets that were Subject of Demand” (columns (g), (h) and (i)) include only assets that are subject to a new Demand received by C3CM during the Reporting Period; there were no new Demands received by C3CM during the Reporting Period.

5.

“Assets Pending Repurchase or Replacement (within Cure Period)” (columns (m), (n) and (o)) include assets that are subject to a Demand (whether the Demand was made in the current Reporting Period or a prior reporting period) and within the cure period; there are no assets to report during the Reporting Period that are subject to a Demand within the cure period.

6.

“Demand in Dispute” (columns (p), (q) and (r)) includes assets for which a party has responded to one or more related Demands to repurchase or replace such asset (whether the Demand was made in the current Reporting Period or a prior reporting period) by refuting the allegations supporting such Demand(s) and there has been no resolution of the Demand as of the end of the Reporting Period.

7.

“Demand Withdrawn” (columns (s), (t) and (u)) includes (i) assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced and (ii) assets for which the requesting party rescinds or retracts the Demand in writing; no Demands have been withdrawn during the Reporting Period.

8.

“Demand Rejected” (columns (v), (w) and (x)) includes assets for which a party has responded to one or more related Demands to repurchase or replace such asset (whether the Demand was made in the current Reporting Period or a prior reporting period) by refuting the allegations supporting such Demand and rejecting the repurchase Demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the Reporting Period; there have been no instances where the party demanding repurchase or replacement of such asset has not responded to the most recent rejection of the Demand as of the end of the Reporting Period.